Consolidated Balance Sheets ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 131,908	$ 19,125	¥ 335,681
Short-term investments	20,894	3,029	63,757
Prepaid expenses and other current assets	2,648	384	3,374
Assets of disposal group, current			2,078,554
Total current assets	155,450	22,538	2,481,366
Non-current assets
Property and equipment, net	105	15	263
Operating lease right-of-use assets	809	117	1,056
Other non-current assets	141	20	141
Assets of disposal group, non-current			44,230
TOTAL ASSETS	156,505	22,690	2,527,056
Current liabilities (including amounts of the consolidated VIEs without recourse to Zhangmen Education Inc. See Note 2)
Accrued payroll and other human resource expenses	5,103	740	2,102
Deferred revenue	33,508	4,858	76,380
Refund liabilities	15,688	2,275	64,592
Operating lease liabilities, current	651	94	494
Other current liabilities	24,845	3,600	9,408
Liabilities of disposal group, current			3,208,133
Total current liabilities	79,795	11,567	3,361,109
Non-current liabilities
Operating lease liabilities, non-current	142	21	642
Liabilities of disposal group, non-current			12,337
TOTAL LIABILITIES	79,937	11,588	3,374,088
Commitments and Contingencies (Note 12)
SHAREHOLDERS’ (DEFICIT) EQUITY
Class A ordinary shares (par value of US$0.00001 per share; 7,000,000,000 shares authorized as of December 31, 2021 and 2022; 1,205,870,925 shares and 1,210,041,035 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	77	12	77
Class B ordinary shares (par value of US$0.00001 per share; 5,000,000,000 shares authorized as of December 31, 2021 and 2022; 194,878,011 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	12	2	12
Additional paid-in capital	9,165,330	1,328,848	9,156,229
Accumulated other comprehensive (loss) income	50,676	7,347	(138,873)
Accumulated deficit	(9,139,527)	(1,325,107)	(9,864,477)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	76,568	11,102	(847,032)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	¥ 156,505	$ 22,690	¥ 2,527,056